Cash and Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale and trading securities
Amortized Cost	$ 104		$ 138	$ 138
Gross Unrealized Gains	9		12	10
Gross Unrealized Losses	(1)		(1)	(2)
Fair Value	112		149	146
Portion of unrealized losses in loss position for more than one year	1		0	2
Aggregate fair value of investments with unrealized losses	17		30	13
Summary of gross realized gains and gross realized losses resulting from sales of available-for-sale securities
Proceeds from sale of securities	43	8	23	23	45
Gross realized gains, pre-tax	5	1	2	2	6
Gross realized gains, net of tax	3	1	1	1	4
Gross realized losses, pre-tax	(1)		(1)
Debt securities
Available-for-sale and trading securities
Amortized Cost	70		97	99
Gross Unrealized Gains	1		3	6
Gross Unrealized Losses			(1)
Fair Value	71		99	105
Equity securities
Available-for-sale and trading securities
Amortized Cost	34		41	39
Gross Unrealized Gains	8		9	4
Gross Unrealized Losses	(1)			(2)
Fair Value	$ 41		$ 50	$ 41